Organization and Business Operation (Details) - USD ($)			3 Months Ended	11 Months Ended
	May 12, 2021	May 03, 2021	Mar. 31, 2022	Dec. 31, 2021
Organization and Business Operation (Details) [Line Items]
Number of units shares (in Shares)				4,488,986
Proceeds from issuance initial public offering				$ 40,000,000
Sale of private placement warrants (in Shares)		2,000,000		224,780
Deferred offering costs noncurrent			$ 1,400,000	$ 1,400,000
Other offering costs			$ 830,656	$ 830,656
Transaction costs	$ 374,656
Underwriting fees	97,797
Deferred underwriting fees	171,145
Other offering costs	105,714
Net proceeds	44,889,860
Aggregate amount	$ 44,889,860
Public unit shares (in Dollars per share)	$ 10
Business combination percentage			100.00%	100.00%
Aggregate fair market value, percentage			80.00%	80.00%
Percentage of outstanding voting securities			50.00%	50.00%
Net tangible assets			$ 5,000,001	$ 5,000,001
Interest to pay dissolution expenses			$ 100,000	$ 100,000
Public shares redeem percentage			100.00%	100.00%
Public Share per shares (in Dollars per share)			$ 10	$ 10
Business combination agreement, description			The consummation of the Business Combination is subject to customary conditions, including, among other things, (i) the approval of the Business Combination Agreement by the shareholders of TradeUP, (ii) TradeUP having an aggregate cash amount of at least $17.5 million available at Closing in TradeUP’s trust account after giving effect to the redemptions of any shares of Purchaser Class A Shares for holders that timely exercise and do not waive their redemptions rights in respect of the transaction, but before giving effect to the consummation of the closing and the payment of any outstanding TradeUP transaction expenses, SAITECH transaction expenses and indebtedness permitted under the Business Combination Agreement (which may be waived by SAITECH), (iii) TradeUP having at least $5,000,001 of net tangible assets after giving effect to redemptions, (iv) the expiration or termination of the waiting period (or any extension thereof) applicable under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 and the rules and regulations promulgated thereunder (the “HSR Act”), (v) no evidence that TradeUP does not qualify as a “foreign private issuer” under the Exchange Act, and (vi) SAITECH having at least $1.0 million of net cash (i.e., cash less indebtedness) at Closing.	The consummation of the Business Combination is subject to customary conditions, including, among other things, (i) the approval of the Business Combination Agreement by the shareholders of TradeUP, (ii) TradeUP having an aggregate cash amount of at least $17.5 million available at Closing in TradeUP’s trust account after giving effect to the redemptions of any shares of Purchaser Class A Shares for holders that timely exercise and do not waive their redemptions rights in respect of the transaction, but before giving effect to the consummation of the closing and the payment of any outstanding TradeUP transaction expenses, SAITECH transaction expenses and indebtedness permitted under the Business Combination Agreement (which may be waived by SAITECH), (iii) TradeUP having at least $5,000,001 of net tangible assets after giving effect to redemptions, (iv) the expiration or termination of the waiting period (or any extension thereof) applicable under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 and the rules and regulations promulgated thereunder (the “HSR Act”), (v) no evidence that TradeUP does not qualify as a “foreign private issuer” under the Exchange Act, and (vi) SAITECH having at least $1.0 million of net cash (i.e., cash less indebtedness) at Closing.
Shares exceeds per share (in Dollars per share)			$ 14	$ 14
Base salaries amount per year			$ 200,000	$ 200,000
Trust account total	$ 44,889,860
Cash	$ 413,633
Working deficit			2,183,139	1,486,941
Loan amount				1,200,000
Working capital loan amount				130,000
Transaction expenses and other liabilities			$ 4.5	$ 4.5
Initial Public Offering [Member]
Organization and Business Operation (Details) [Line Items]
Purchase price, per unit (in Dollars per share)		$ 10		$ 10
Number of units shares (in Shares)		4,000,000	4,000,000	4,000,000
Proceeds from issuance initial public offering		$ 40,000,000
Private Placement [Member]
Organization and Business Operation (Details) [Line Items]
Purchase price, per unit (in Dollars per share)			$ 10	$ 10
Proceeds from issuance initial public offering			$ 2,150,000	$ 2,150,000
Sale of private placement warrants (in Shares)			215,000	215,000
Transaction costs			$ 3,030,656	$ 3,030,656
Underwriting fees			$ 800,000	$ 800,000
Sponsor shares (in Shares)	9,780
Additional per shares (in Dollars per share)	$ 10
Generating total proceeds	$ 97,800
Over-Allotment Option [Member]
Organization and Business Operation (Details) [Line Items]
Purchase price, per unit (in Dollars per share)				$ 10
Number of units shares (in Shares)	488,986		488,986	488,986
Gross proceeds	$ 4,889,860		$ 44,889,860	$ 44,889,860
Class A Ordinary Share [Member]
Organization and Business Operation (Details) [Line Items]
Purchase price, per unit (in Dollars per share)			$ 11.5	$ 11.5
Shares exceeds per share (in Dollars per share)			17.5	17.5
Purchaser Class B Shares [Member]
Organization and Business Operation (Details) [Line Items]
Purchase price, per unit (in Dollars per share)			$ 10	$ 10
Amount of aggregate value			$ 188,000,000	$ 188,000,000
Transaction expenses			$ 4,500,000	$ 4,500,000
Chief Executive Officer [Member]
Organization and Business Operation (Details) [Line Items]
Percentage of base salary			50.00%	50.00%
Chief Financial Officer [Member]
Organization and Business Operation (Details) [Line Items]
Percentage of base salary			25.00%	25.00%